Larry Spirgel, Assistant Director
c/o Paul Fischer
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549


November 11, 2010


Re:			Global Green Holdings, Limited
			Registration Statement on Form 10-12G
			File No. 000-54134


Dear Mr. Spirgel:

		On September 28, 2010, Global Green Holdings, Limited (the "Company") filed electronically with the Commission (Accession Number 0001497843-10-000004) a registration statement on Form 10-12G, relating to the registration under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), of the Company's common stock

On behalf of the Company, I herein respond to the comments of the staff, concerning the Registration Statement, as set forth in your letter to the Company, dated October 25, 2010. The responses herein are numbered to correspond to your comments.


General

1.	Please note the removal of references to the Private
Securities Litigation Reform Act.

2.	Pursuant to your request, please note the insertion of
page numbers.

Description of Business, page 2

3.	Please note the removal of the redundant references to "penny stocks", as well as some of the redundant risk factor language.

4.	The reference to a "Form 1" has been fixed.

5.	Pursuant to Rule 3a51-1 of the Securities Exchange Act of 1934,
the Company's stock is deemed a "penny stock", and as such, is subject to the requirements under Rules 15g-1 et seq of the Exchange Act.
Please note that this section has been clarified in the amended registration statement.

Search for Business Opportunity, page 4

6.	Please note that the language in this section has been clarified, to explain that the end result of a business combination or acquisition we might engage in could prove to be unfavorable to management and/or stockholders, even though it looked promising at the time it was entered into. For instance, a newly formed corporation may own a proprietary interest in a cutting edge technology, but the personnel of the corporation might prove to lack the business or managerial abilities to penetrate the market before such time as competitors render the technology in question obsolete.

7.	The Company plans to seek a business opportunity through which it could eventually satisfy the eligibility requirements for a listing on NASDAQ. This could be achieved through a business combination with another company that meets those requirements, but a more likely scenario involves the Company entering into a business combination with another company that we believe has the potential to meet those requirements in the future. Please note the clarification of the language on this issue.

Potential Consequences, page 5

8.	Upon consideration, the Company has withdrawn the determination that the officer and director would not be an "underwriter" in a potential business combination. The Company is aware of the new Rule 144 restrictions on shell companies, and as the exact nature of a potential future business combination is unknown at this time, the Company concedes that it is possible that the nature of such a business combination could lead to the determination that the principal shareholder had thereby become an "underwriter". Please note the revised disclosure.


9.	Please note that the clarification about NASDAQ has been made, pursuant to your request.

10.	Please note that the disclosure has been modified accordingly.

Form of Acquisition, page 9

11.	Please note that the possible "favorable terms of exchange" has been clarified, and that what is referred to is the fact that management might contemplate and accept a purchase offer for management's controlling block of common stock, in a situation in which the terms of the purchase offer are not offered or available to minority shareholders. In the event that a merger with another corporation is contemplated, the Company would be obligated, pursuant to Wis. Stat. s. 180.1103(2) to provide notice to its shareholders, and submit the matter to a vote (Wis. Stat. s. 180.1103(3)) for shareholder approval.

Risk Factors, page 13

12.	Please note that several paragraphs relating to risk factors have been removed from the Description of Business, so as to avoid the apparent redundancy when they appear in the risk factor section.

13.	The language pertaining to Rule 144 holding periods has been updated. Also, please note that the language in risk factor 24 has been corrected, and now refers to the potential market price of the Company's common stock, should a trading market develop, rather than to securities being offered under the registration statement.

Certain adverse effects...page 21

14.	Please note that additional subheadings have been inserted
pursuant to your comment.

Management's Discussion and Analysis or Plan of Operations, page 23

15.	Please note that this disclosure has been reconciled, and that the assurance of audited financial statements within 60 days is what the Company would seek.

Market Price and Dividends on the Registrant's Common Equity and Other Shareholder Matters, page 37

16.	Please note that this has been clarified, and that the OTCBB is no longer described as an exchange.

17.	Please note that this has been reconciled, and that there are three holders of the Company's common stock.

18.	Please note that the Rule 144 disclosure has been updated
throughout the filing.


	The Company acknowledges that:

-	the Company is responsible for the adequacy and accuracy of the disclosure in this filing;

-	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

-	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


	Should you have any questions with regard to this filing or any issues relating hereto, please contact the undersigned at
(920)-207-7772.  Thank you foryour attention to this matter.


                                  Very Truly Yours,



                                  Gerard Werner
                                  Global Green Holdings, Limited